Voyage Expenses (Schedule of Voyage Expenses Analysis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage Expenses [Abstract]
Total	$ 12,417	$ 13,607	$ 13,621